Related Party Transactions and Balances - Additional Information - Teekay Promissory Note (Details) - USD ($)		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 25, 2017
Related Party Transaction [Line Items]
Interest expense		$ 25,882,000	$ 22,400,000	$ 5,556,000
Due to affiliates		163,037,000	200,000,000
Subordinated debt | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage	10.00%
Debt instrument term (in years)	6 months
Interest expense		14,600,000	10,000,000
Subordinated debt | 2016 Teekay Corporation Promissory Note | Cash
Related Party Transaction [Line Items]
Interest rate, percentage	5.00%
Interest expense		9,600,000	7,500,000
Subordinated debt | 2016 Teekay Corporation Promissory Note | Cash Equivalents
Related Party Transaction [Line Items]
Interest rate, percentage	5.00%
Interest expense		1,700,000	500,000
Subordinated debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage					10.00%
Interest expense		5,300,000	$ 0
Due to affiliates		$ 200,000,000			$ 200,000,000